Transfer of Financial Assets (Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold	¥ 53,267	¥ 633,190	¥ 763,947
Collections of deferred proceeds	2,298	22,512	35,196
Pictures
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold	2,918	4,237	53,720
Deferred proceeds	2,918	4,237	22,188
Collections of deferred proceeds	¥ 2,298
U.S. Subsidiary
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold		50,400	247,863
Deferred proceeds		16,150	36,678
Collections of deferred proceeds		¥ 22,512	¥ 35,196